Income Tax (Reconciliation of Income Tax) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of income tax [abstract]
Profit before income tax	¥ 2,656,128	¥ 6,808,121	¥ 7,852,898
Expected PRC income tax at the statutory tax rate of 25%	664,032	1,702,032	1,963,225
Tax effect of share of profit of investments accounted for using the equity method	(239,562)	(218,024)	(307,547)
Tax effect of other non-taxable income	(14,959)	(17,270)	(8,733)
Tax effect of non-deductible loss, expenses and costs	42,906	20,123	7,268
True up for final settlement of enterprise income taxes in respect of previous years	(2,618)	12,678	(15,121)
Tax losses for which no deferred income tax asset was recognized	9,578	10,017	60,832
Utilization of previously unrecognized tax losses	(30,414)	(37,653)	(1,185)
Income tax expense	¥ 428,963	¥ 1,471,903	¥ 1,698,739
PRC income tax rate	25.00%	25.00%	25.00%